Exchange rates	12 Months Ended
Dec. 31, 2023
Exchange rates
Exchange rates

26 Exchange rates

The following exchange rates have been applied in preparing the consolidated financial statements:

	Income statement			Statement of financial position
	2021	2022	2023	2022	2023
Euro to sterling	1.16	1.17	1.15	1.13	1.15
US dollar to sterling	1.38	1.24	1.24	1.21	1.28